Financial assets - Summary of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Current financial assets	€ 3,872	€ 6,830
Non-current financial assets	3,294	3,269
Total	7,166	10,099
Derivative financial assets
Disclosure of financial assets [line items]
Current financial assets	70	17
Non-current financial assets	310	23
Total	380	40
Financial securities | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Current financial assets	55	59
Non-current financial assets	360	356
Total	415	415
Financial securities | Financial assets at fair value through profit or loss
Disclosure of financial assets [line items]
Current financial assets	538	1,013
Non-current financial assets	1,322	911
Total	1,860	1,924
Financial securities | Financial assets at amortised cost
Disclosure of financial assets [line items]
Current financial assets	2,390	3,667
Non-current financial assets	1,106	1,764
Total	3,496	5,431
Financial receivables
Disclosure of financial assets [line items]
Current financial assets	788	2,023
Non-current financial assets	174	158
Total	962	2,181
Collateral deposits
Disclosure of financial assets [line items]
Current financial assets	31	51
Non-current financial assets	22	57
Total	€ 53	€ 108